Shareholder Report, Line Graph (Details) 197190_Pacer Trendpilot International ETF_TF_TSR Annual {TF} - USD ($)								12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	May 02, 2019	Apr. 30, 2026
Pacer Trendpilot® International ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Pacer Trendpilot® International ETF NAV
Accumulated Value	$ 12,048	$ 12,080	$ 11,305	$ 10,208	$ 11,529	$ 9,492	$ 10,000	$ 15,703
Pacer Trendpilot International Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Pacer Trendpilot® International Index
Accumulated Value	12,872	12,619	11,694	10,477	11,805	9,589	10,000	$ 16,864
MSCI Word Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Word Index
Accumulated Value	18,585	16,571	13,998	13,566	14,061	9,675	10,000	$ 24,004
S&P Developed ex-U.S. Large Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Developed ex-U.S. Large Cap Index
Accumulated Value	$ 15,928	$ 14,299	$ 12,881	$ 12,051	$ 12,931	$ 9,068	$ 10,000	$ 21,260